Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 17

Subsequent Events:

Subsequent to the balance sheet date of these Unaudited Interim Condensed Financial Statements, the Company has entered into a Standby Equity Distribution Agreement (“SEDA”) with a fund managed by Yorkville Advisors Global, LP (“Yorkville”). Under the SEDA, Yorkville has committed to make an upfront investment of $2,500,000 and provide up to $20,000,000 in equity financing over a 36 month period in individual tranches. In exchange for the funds to be provided, Yorkville will receive shares of the Company at a price which will be determined anew each time a SEDA tranche is called.